Expense Example - A C I Shares - JPMorgan Total Return Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	440	645	866	1,503	233	453	796	1,626	57	216	389	890